North Star Micro Cap Fund

Class I Shares (Symbol: NSMVX)

North Star Dividend Fund

Class I Shares (Symbol: NSDVX)

North Star Opportunity Fund

Class A Shares (Symbol: NSOPX)

Class I Shares (Symbol: NSOIX)

Supplement dated August 14, 2014

to the Prospectus dated March 31, 2014

The following supersedes any contrary information contained in the Fund’s current Prospectus.

North Star Micro Cap Fund

Prospectus

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies.

The fourth sentence of the third paragraph included under the heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies” on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Adviser will establish a position size between 0-5% for investments that meet the criteria described above.

North Star Dividend Fund

Prospectus

Summary Section – Principal Investment Strategies.

The second sentence of the second paragraph included under the heading “Summary Section – Principal Investment Strategies” on page 6 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies.

The second sentence of the second paragraph included under the heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets.

North Star Opportunity Fund

Prospectus

Summary Section – Principal Investment Strategies.

The sixth sentence included under the heading “Summary Section – Principal Investment Strategies” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies.

The sixth sentence included under the heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated March 31, 2014, each as amended, which provide information that you should know about the North Star Dividend Fund and the North Star Opportunity Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-580-0900.